Average Annual Total Returns - Carillon ClariVest International Stock Fund	Mar. 01, 2021
MsciEafe [Member]
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
Class A
Average Annual Return:
1 Year	(2.24%)
5 Years	3.17%
Since Inception	4.38%
Inception Date	Feb. 28, 2013
Class A | MsciEafe [Member]
Average Annual Return:
Since Inception	6.10%
Inception Date	Feb. 28, 2013
Class C
Average Annual Return:
1 Year	1.85%
5 Years	3.38%
Since Inception	4.22%
Inception Date	Feb. 28, 2013
Class C | MsciEafe [Member]
Average Annual Return:
Since Inception	6.10%
Inception Date	Feb. 28, 2013
Class I
Average Annual Return:
1 Year	2.93%
5 Years	4.54%
Since Inception	5.43%
Inception Date	Feb. 28, 2013
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	2.66%
5 Years	4.10%
Since Inception	4.78%
Inception Date	Feb. 28, 2013
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.92%
5 Years	3.50%
Since Inception	4.16%
Inception Date	Feb. 28, 2013
Class I | MsciEafe [Member]
Average Annual Return:
Since Inception	6.10%
Inception Date	Feb. 28, 2013
Class R-3
Average Annual Return:
1 Year	2.36%
5 Years	3.97%
Since Inception	4.83%
Inception Date	Feb. 28, 2013
Class R-3 | MsciEafe [Member]
Average Annual Return:
Since Inception	6.10%
Inception Date	Feb. 28, 2013
Class R-5
Average Annual Return:
1 Year	2.93%
5 Years	4.53%
Since Inception	5.41%
Inception Date	Feb. 28, 2013
Class R-5 | MsciEafe [Member]
Average Annual Return:
Since Inception	6.10%
Inception Date	Feb. 28, 2013
Class R-6
Average Annual Return:
1 Year	3.02%
5 Years	4.65%
Since Inception	5.53%
Inception Date	Feb. 28, 2013
Class R-6 | MsciEafe [Member]
Average Annual Return:
Since Inception	6.10%
Inception Date	Feb. 28, 2013
Class Y
Average Annual Return:
1 Year	2.60%
5 Years
Since Inception	0.82%
Inception Date	Nov. 20, 2017
Class Y | MsciEafe [Member]
Average Annual Return:
Since Inception	5.21%
Inception Date	Nov. 20, 2017